Document and Entity Information	0 Months Ended
Feb. 27, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Mar. 01, 2015
Prospectus Date	Mar. 01, 2015
Eaton Vance Bond Fund | Class A
Risk/Return:
Trading Symbol	EVBAX
Eaton Vance Bond Fund | Class C
Risk/Return:
Trading Symbol	EVBCX
Eaton Vance Bond Fund | Class I
Risk/Return:
Trading Symbol	EVBIX
Eaton Vance Bond Fund | Class R
Risk/Return:
Trading Symbol	EVBRX
Eaton Vance Bond Fund | Class R6
Risk/Return:
Trading Symbol	EVBSX
Eaton Vance Short Duration Real Return Fund | Class A
Risk/Return:
Trading Symbol	EARRX
Eaton Vance Short Duration Real Return Fund | Class C
Risk/Return:
Trading Symbol	ECRRX
Eaton Vance Short Duration Real Return Fund | Class I
Risk/Return:
Trading Symbol	EIRRX